CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY (DEFICIT) - A PARADISE ACQUISITION CORP. - USD ($)	Total	A PARADISE ACQUISITION CORP.	Preferred shares A PARADISE ACQUISITION CORP.	Common Stock	Additional Paid-in-Capital	Additional Paid-in-Capital A PARADISE ACQUISITION CORP.	Accumulated Deficit	Accumulated Deficit A PARADISE ACQUISITION CORP.	Class A A PARADISE ACQUISITION CORP.	Class A Common Stock A PARADISE ACQUISITION CORP.	Class B A PARADISE ACQUISITION CORP.	[1],[2]	Class B Common Stock A PARADISE ACQUISITION CORP.
Balance (in Shares) at Dec. 31, 2023			0						0		6,666,667
Beginning balance at Dec. 31, 2023	$ (551,342)	$ (165,097)	$ 0	$ 100	$ 128,188	$ 25,000	$ (679,630)	$ (190,097)		$ 0			$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	(4,699,469)	(75,562)					(4,699,469)	(75,562)
Balance (in Shares) at Dec. 31, 2024			0						0	0	6,666,667		6,666,667	[3],[4]
Ending balance at Dec. 31, 2024	(5,250,811)	(240,659)	$ 0	100	128,188	25,000	(5,379,099)	(265,659)		$ 0			$ 0	[3],[4]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	(3,308,219)	(34,600)					(3,308,219)	(34,600)
Balance (in Shares) at Mar. 31, 2025			0							0			6,666,667	[3],[4]
Ending balance at Mar. 31, 2025	(8,559,030)	(275,259)	$ 0	100	128,188	25,000	(8,687,318)	(300,259)		$ 0			$ 0	[3],[4]
Balance (in Shares) at Dec. 31, 2024			0						0	0	6,666,667		6,666,667	[3],[4]
Beginning balance at Dec. 31, 2024	(5,250,811)	(240,659)	$ 0	100	128,188	25,000	(5,379,099)	(265,659)		$ 0			$ 0	[3],[4]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Private Placement Units (in shares)									600,000
Issuance of Private Placement Units		6,000,000				6,000,000
Issuance of Public Rights, net of issuance cost		5,058,574				5,058,574
Gain on expiration of over-allotment option liability		272,989				272,989
Subsequent measurement of ordinary shares subject to redemption (interest earned on trust account)		(3,318,154)						(3,318,154)
Accretion of carrying value to redemption value		(17,976,981)				(17,976,981)
Accretion of additional paid-in capital to accumulated deficit		0				6,620,418		(6,620,418)
Net income	(26,661,677)	2,568,594					(26,661,677)	2,568,594
Balance (in Shares) at Dec. 31, 2025			0						600,000	600,000	6,666,667		6,666,667	[3],[4]
Ending balance at Dec. 31, 2025	(27,902,844)	(7,635,637)	$ 0	102	4,137,830	0	(32,040,776)	(7,635,637)		$ 0			$ 0	[3],[4]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Subsequent measurement of ordinary shares subject to redemption (interest earned on trust account)		(1,787,764)						(1,787,764)
Net income	(16,429,430)	1,419,174					(16,429,430)	1,419,174
Balance (in Shares) at Mar. 31, 2026			0							600,000			6,666,667	[3],[4]
Ending balance at Mar. 31, 2026	$ (43,604,802)	$ (8,004,227)	$ 0	$ 102	$ 4,865,302	$ 0	$ (48,470,206)	$ (8,004,227)		$ 0			$ 0	[3],[4]

[1]	All share data has been retroactively presented. On November 9, 2022, 3,737,500 Class B ordinary shares were issued to the Sponsor for $25,000. On October 2, 2024, the Company issued 5,750,000 Class B ordinary shares to the Sponsor for $25,000, and immediately repurchased the 3,737,500 initial shares from the Sponsor for $25,000, resulting in 5,750,000 Class B ordinary shares outstanding after the repurchase. On May 19, 2025, the Sponsor paid $25,000, or approximately $0.003 per share, in exchange for 7,666,667 founder shares (of which an aggregate of up to 1,000,000 shares are subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriter); subsequently, 5,750,000 of the founder shares were repurchased by the Company for an aggregate purchase price of $25,000 (See Note 5).
[2]	All share data has been retroactively restated to reflect the Sponsor’s forfeiture of 1,000,000 founder shares on September 15, 2025 for no consideration as the underwriters of the IPO did not exercise the over-allotment option (see Note 5)
[3]	All share data has been retroactively restated to reflect the Sponsor’s forfeiture of 1,000,000 founder shares on September 15, 2025 for no consideration as the underwriters of the IPO did not exercise the over-allotment option (see Note 5).
[4]	On November 9, 2022, 3,737,500 Class B ordinary shares were issued to the Sponsor for $25,000. On October 2, 2024, the Company issued 5,750,000 Class B ordinary shares to the Sponsor for $25,000 and immediately repurchased the 3,737,500 initial shares from the Sponsor for $25,000, resulting in 5,750,000 Class B ordinary shares outstanding after the repurchase. In May 2025, the Sponsor paid $25,000, or approximately $0.003 per share, in exchange for 7,666,667 founder shares (of which an aggregate of up to 1,000,000 shares are subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters), and subsequently 5,750,000 of the founder shares were repurchased by the Company for an aggregate purchase price of $25,000 (see Note 5).